Development Expenses (Tables)	12 Months Ended
Dec. 31, 2024
Development Expenses [Abstract]
Disclosure of detailed information about development Expenses
	For the year ended December 31
	2024	2023	2022
	USD in thousands	USD in thousands	USD in thousands
Payroll, salaries and associated expenses	7,121	3,565	2,558
Other development expenses	4,480	2,782	3,029

Total	11,601	6,347	5,587